UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2017

Date of Reporting Period: 06/30/2016

Item 1. Schedule of Investments.

	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2016

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------		------------
COMMON STOCKS -- 91.87%
	Consumer Discretionary - Durables &
	Apparel -- 2.31%
215,000	Tupperware Brands Corporation	$ 12,100,200
		------------
	Consumer Discretionary - Media -- 11.27%
309,080	Cinemark Holdings, Inc.	11,269,057
666,250	Gannett Co., Inc.	9,200,913
562,500	TEGNA, Inc.	13,033,125
202,500	Time Warner Inc.	14,891,850
100,300	WPP plc	10,483,356
		------------
		58,878,301
		------------
	Consumer Discretionary - Retailing -- 1.13%
107,500	Foot Locker, Inc.	5,897,450
		------------
	Consumer Discretionary - Services -- 5.63%
115,000	Cedar Fair, L.P.	6,649,300
77,500	DineEquity, Inc.	6,570,450
146,000	Six Flags Entertainment Corporation	8,460,700
310,000	StoneMor Partners L.P.	7,765,500
		------------
		29,445,950
		------------
	Consumer Staples - Food & Staples
	Retailing -- 3.42%
215,000	Walgreens Boots Alliance, Inc.	17,903,050
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 2.76%
152,300	B&G Foods, Inc.	7,340,860
69,500	Philip Morris International Inc.	7,069,540
		------------
		14,410,400
		------------
	Energy -- 6.90%
420,470	Dorchester Minerals, L.P.	6,063,177
475,000	EnLink Midstream Partners LP	7,899,250
77,500	Kinder Morgan, Inc.	1,450,800
414,600	Plains All American Pipeline, L.P.	11,397,354
135,000	Plains GP Holdings, L.P.	1,408,050
227,178	Williams Partners L.P.	7,869,446
		------------
		36,088,077
		------------
	Financials - Banks -- 3.77%
140,000	PNC Financial Services Group, Inc. (The)	11,394,600
245,000	Webster Financial Corporation	8,317,750
		------------
		19,712,350
		------------
	Financials - Diversified -- 3.53%
265,000	Artisan Partners Asset Management Inc.	7,335,200
167,500	Northern Trust Corporation	11,098,550
		------------
		18,433,750

		------------
	Financials - Insurance -- 6.27%
117,500	Chubb Limited	15,358,425
415,000	Old Republic International Corporation	8,005,350
75,500	Willis Towers Watson Public Limited Company	9,385,405
		------------
		32,749,180
		------------
	Financials - Real Estate -- 3.01%
226,300	W.P. Carey Inc.	15,709,746
		------------
	Health Care - Equipment & Services -- 5.02%
202,500	Cardinal Health, Inc.	15,797,025
165,000	ResMed Inc.	10,432,950
		------------
		26,229,975
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 8.95%
242,500	AbbVie Inc.	15,013,175
155,000	Gilead Sciences, Inc.	12,930,100
535,000	Pfizer Inc.	18,837,350
		------------
		46,780,625
		------------
	Industrials - Capital Goods -- 2.42%
80,000	Snap-on Incorporated	12,625,600
		------------
	Industrials - Commercial & Professional
	Services -- 5.72%
85,000	Deluxe Corporation	5,641,450
210,300	KAR Auction Services, Inc.	8,777,922
297,500	Nielsen Holdings plc	15,461,075
		------------
		29,880,447
		------------
	Industrials - Transportation -- 1.58%
135,000	Ryder System, Inc.	8,253,900
		------------
	Information Technology - Hardware &
	Equipment -- 4.52%
144,400	Apple Inc.	13,804,640
117,500	Harris Corporation	9,804,200
		------------
		23,608,840
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 4.05%
205,000	Microchip Technology Incorporated	10,405,800
1,135,000	Xerox Corporation	10,771,150
		------------
		21,176,950
		------------
	Information Technology - Software &
	Services -- 4.77%
80,000	International Business Machines Corporation	12,142,400
250,000	Microsoft Corporation	12,792,500
		------------
		24,934,900
		------------
	Materials -- 1.16%
111,127	Greif, Inc. - Class B	6,084,203
		------------
	Telecommunication Services -- 3.68%
235,000	AT&T Inc.	10,154,350

	462,300	West Corporation	9,088,818
			------------
			19,243,168
			------------
		TOTAL COMMON STOCKS
		(cost $412,674,747)	480,147,062
			------------
	CONVERTIBLE PREFERRED STOCKS -- 2.14%
		Energy -- 2.14%
	230,000	Kinder Morgan, Inc. 9.75%, Cumulative
		Convertible Preferred Stock, Series A
		(cost $9,692,038)	11,184,900
			------------
	SHORT-TERM INVESTMENTS -- 4.46%
		Commercial Paper - 4.05%
	$1,300,000	Bemis Company, Inc. 07/05/16, 0.68%	1,299,902
	900,000	Nissan Motor Acceptance Corporation
		07/06/16, 0.70%	899,913
	1,850,000	Hyundai Capital America, Inc.
		07/07/16, 0.70%	1,849,784
	1,000,000	Nissan Motor Acceptance Corporation
		07/08/16, 0.70%	999,864
	1,700,000	WEC Energy Group, Inc. 07/11/16, 0.80%	1,699,622
	2,000,000	Eaton Corporation 07/12/16, 0.70%	1,999,572
	2,400,000	Eaton Corporation 07/13/16, 0.70%	2,399,440
	1,050,000	Bemis Company, Inc. 07/14/16, 0.67%	1,049,746
	1,000,000	AstraZeneca PLC 07/15/16, 0.68%	999,736
	2,000,000	Leggett & Platt, Incorporated
		07/18/16, 0.73%	1,999,311
	975,000	Leggett & Platt, Incorporated
		07/19/16, 0.73%	974,644
	1,225,000	Bacardi Corporation 07/20/16, 0.79%	1,224,489
	1,700,000	Bell Canada 07/22/16, 0.77%	1,699,236
	600,000	UnitedHealth Group Incorporated
		07/22/16, 0.68%	599,762
	1,450,000	Harley-Davidson Financial Services, Inc.
		07/27/16, 0.70%	1,449,267
			------------
			21,144,288
			------------
		Variable Rate Security - 0.41%
	2,138,647	Morgan Stanley Liquidity Funds Government
		Portfolio (Institutonal Class), 0.27%	2,138,647
			------------
		TOTAL SHORT-TERM INVESTMENTS
		(cost $23,282,935)	23,282,935
			------------
		TOTAL INVESTMENTS
		(cost $445,649,720) - 98.47%	514,614,897
			------------

		OTHER ASSETS, NET OF LIABILITIES - 1.53%	8,001,175
			------------
		TOTAL NET ASSETS
		(basis of percentages disclosed
		above) - 100%	$522,616,072
			------------
			------------

%	Of net assets.

As of June 30, 2016, investment cost for federal tax purposes was $438,131,676 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$104,560,174
Unrealized depreciation	(28,076,953)
------------
Net unrealized appreciation	$ 76,483,221
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$480,147,062
Convertible Preferred Stock(1)	11,184,900
Variable Rate Security	2,138,647
Level 2 -
Commercial Paper	21,144,288
Level 3 -
None	--
------------
Total	$514,614,897
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/29/2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/29/2016

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: 08/29/2016